Interest-bearing loans and borrowings - Disclosure of terms and conditions of outstanding loans (Details)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Feb. 04, 2025 twenty-footEquivalent
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,452,661,000	$ 5,549,789,000
Unsecured Revolving loan 150.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	150,000,000.0
Facility size	170,910,000	176,250,000
Borrowings	110,000,000	0
Unsecured Revolving loan 150.0M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 108,641,000	(1,651,000)
Unsecured Revolving loan 150.0M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Secured FSO loan 161.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 161,100,000
Facility size	110,619,000	123,593,000
Borrowings	110,619,000	123,593,000
Secured FSO loan 161.1M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 109,937,000	122,736,000
Secured FSO loan 161.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.05%
Secured vessels loan Refi - Revolving loan 950M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 950,000,000
Facility size	950,000,000	950,000,000
Borrowings	436,000,000	735,000,000
Secured vessels loan Refi - Revolving loan 950M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 429,498,000	730,703,000
Secured vessels loan Refi - Revolving loan 950M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.70%
Secured vessels loan Refi - Revolving loan 950M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan 129.75M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 129,750,000
Facility size	129,750,000	25,950,000
Borrowings	129,750,000	25,950,000
Secured vessels loan 129.75M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 129,981,000	25,481,000
Secured vessels loan 129.75M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.28%
Secured vessels loan 129.75M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.73%
Secured vessels revolving loan 182.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 182,500,000
Facility size	16,963,000	46,049,000
Borrowings	16,963,000	45,049,000
Secured vessels revolving loan 182.5M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 16,255,000	44,109,000
Secured vessels revolving loan 182.5M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.20%
Secured vessels revolving loan 182.5M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.80%
Credit Line Belfius Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	0	1,469,000
Borrowings	0	1,469,000
Credit Line Belfius Windcat EUR 1.25M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	1,470,000
Credit Line Belfius Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.83%
Credit Line KBC Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000
Facility size	0	1,469,000
Borrowings	0	1,469,000
Credit Line KBC Windcat EUR 1.25M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	1,470,000
Credit Line KBC Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%
Loan BNPPF EUR 151.2M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 151,200,000
Facility size	132,710,000	121,750,000
Borrowings	132,710,000	121,750,000
Loan BNPPF EUR 151.2M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 128,494,000	119,813,000
Loan BNPPF EUR 151.2M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan CEXIM I 152M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 152,000,000
Facility size	64,886,000	67,425,000
Borrowings	64,886,000	67,425,000
Loan CEXIM I 152M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 62,868,000	65,354,000
Loan CEXIM I 152M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM II 280M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 280,000,000
Facility size	169,175,000	175,855,000
Borrowings	169,175,000	175,855,000
Loan CEXIM II 280M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 163,644,000	170,166,000
Loan CEXIM II 280M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM III 224M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 224,000,000
Facility size	158,293,000	162,773,000
Borrowings	158,293,000	162,773,000
Loan CEXIM III 224M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 153,494,000	157,768,000
Loan CEXIM III 224M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan KBC/Belfius Windcat EUR 78M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 78,000,000
Facility size	0	46,998,000
Borrowings	0	46,998,000
Loan KBC/Belfius Windcat EUR 78M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	46,838,000
Loan KBC/Belfius Windcat EUR 78M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%
Loan SocGen EUR 154.7M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 154,700,000
Facility size	106,676,000	91,364,000
Borrowings	106,676,000	91,364,000
Loan SocGen EUR 154.7M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 104,741,000	89,122,000
SocGen EUR 154.7M - portion maturing 2037 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
SocGen EUR 154.7M - portion maturing 2039 | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.90%
Loan SocGen EUR8.8M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 8,800,000
Facility size	7,520,000	8,272,000
Borrowings	7,520,000	8,272,000
Loan SocGen EUR8.8M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,543,000	8,297,000
Loan SocGen EUR8.8M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%
Secured loan 41.8M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 41,800,000
Facility size	39,804,000	41,109,000
Borrowings	39,804,000	41,109,000
Secured loan 41.8M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 39,173,000	40,420,000
Secured loan 41.8M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Secured vessels loan 392.7M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 392,700,000
Facility size	334,040,000	168,861,000
Borrowings	334,040,000	168,861,000
Secured vessels loan 392.7M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 322,312,000	167,244,000
Secured vessels loan 392.7M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.75%
1.4B Bridge Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,400,000
Facility size	0	122,522,000
Borrowings	0	122,522,000
1.4B Bridge Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	122,598,000
1.4B Bridge Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.04%
Secured vessels loan 2B Facility
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 2,000,000
Facility size	1,095,344,000	1,194,659,000
Borrowings	1,095,344,000	1,194,659,000
Secured vessels loan 2B Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,080,204,000	1,182,981,000
Secured vessels loan 2B Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.50%
Secured vessels loan 2B Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Loan 1,400 TEU 26.3M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 26,300,000
Facility size	4,050,000	2,025,000
Borrowings	4,050,000	2,025,000
Property plant and equipment, boat carrying capacity | twenty-footEquivalent			1,400
Loan 1,400 TEU 26.3M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,096,000	2,043,000
Loan 1,400 TEU 26.3M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.75%
Loan 1,400 TEU 26.3M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.55%
Secured loan 57.5M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 57,500,000
Facility size	57,529,000	20,084,000
Borrowings	57,529,000	20,084,000
Secured loan 57.5M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 57,134,000	20,109,000
Secured loan 57.5M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Secured Vessels Revolving Loan 105.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 105,100,000
Facility size	63,100,000	74,100,000
Borrowings	63,100,000	74,100,000
Secured Vessels Revolving Loan 105.1M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 63,574,000	73,690,000
Secured Vessels Revolving Loan 105.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Secured Loan 61.2M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 61,200,000
Facility size	59,033,000	0
Borrowings	59,033,000	0
Secured Loan 61.2M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58,787,000	0
Secured Loan 61.2M | Euribor
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Secured Loan BNPPFF USD 68M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 68,000,000
Facility size	23,800,000	0
Borrowings	23,800,000	0
Secured Loan BNPPFF USD 68M | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 24,029,000	0
Secured Loan BNPPFF USD 68M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.80%
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 3,694,202,000	3,622,577,000
Borrowings	3,119,292,000	3,230,327,000
Total interest-bearing bank loans | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,064,405,000	$ 3,190,760,000